Financial statements preparation (Tables)	12 Months Ended
Sep. 30, 2021
Financial statements preparation
Schedule of change in accounting policy

The change in policy has been applied retrospectively, however as the impact on prior years was not material the amount relating to prior years has been adjusted through opening retained earnings and comparatives have not been restated. The impact on the Group’s financial statements to reflect the write-off of previously capitalised costs is shown in the table below. A positive number indicates an increase in the relevant balance, while a negative number indicates a reduction in the relevant balance:

	Consolidated			Parent Entity
		Prior year impact			Prior year impact
	Impact for	on opening		Impact for	on opening
$m	2021	balance sheet	Total	2021	balance sheet	Total
Balance sheets
Intangible assets - computer software	(5)	(57)	(62)	(3)	(48)	(51)
Deferred tax assets	1	17	18	1	14	15
Opening retained earnings	-	(40)	(40)	-	(34)	(34)
Income statements
Operating expenses	5	-	5	3	-	3
Tax expense	(1)	-	(1)	(1)	-	(1)
Net profit after tax	(4)	-	(4)	(2)	-	(2)